Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Income Tax Status

Note 2: Income Tax Status

The Plan is not and will not be qualified under Section 401(a) of the Internal Revenue Code of 1986, as

amended (Code). The Plan is intended to qualify as an employee stock purchase plan under Section 423 of the Code. Consequently, the difference between the purchase price and the fair market value of the stock purchased under the Plan is not includable in the participant's gross income for federal income tax purposes, unless a disqualifying distribution occurs.